Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Short-term borrowings

	Annual Interest Rate	Maturity (Months)	As of December 31, 2020	As of December 31, 2021
Short-term borrowings:
China CITIC Bank	4.98%-5.00%	September, 2021	14,900,000	—
China CITIC Bank	4.70%	March,2022	—	27,000,000
Bank of Ningbo	4.80%-5.22%	October, 2021	9,995,606	—
Bank of Ningbo	4.80%	December, 2022	—	50,000,000

Total			24,895,606	77,000,000